Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of components of debt
As of June 30, 2025 and December 31, 2024, our debt was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Gimi facility	(641,667)	(670,833)
2025 Convertible Bonds	(575,000)	—
2021 Unsecured Bonds	(189,678)	(189,642)
2024 Unsecured Bonds	(300,000)	(300,000)
Subtotal (excluding lessor VIE debt)	(1,706,345)	(1,160,475)
CSSC VIE debt - FLNG Hilli facility (1)	(273,584)	(314,466)
Total debt (gross)	(1,979,929)	(1,474,941)
Less: Deferred financing costs	31,474	22,686
Total debt, net of deferred financing costs	(1,948,455)	(1,452,255)
At June 30, 2025, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (2)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(244,060)	(267,985)	(512,045)
Long-term debt	(1,433,082)	(3,328)	(1,436,410)
Total	(1,677,142)	(271,313)	(1,948,455)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 9).